Condensed Consolidating Statement of Cash Flows Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income	$ 220,391	$ 195,769	$ 151,921
Adjustments to reconcile net income to cash provided by (used for) operating activities	211,562	202,506	143,357
Changes in assets and liabilities	23,272	55,853	14,084
Net cash provided by operating activities	455,225	454,128	309,362
Net cash provided by (used for) operating activities		454,128
Investing activities
Additions to theatre properties and equipment	(331,726)	(244,705)	(259,670)
Proceeds from sale of theatre properties and equipment and other	9,966	2,545	34,271
Acquisition of theatre in Brazil	(2,651)	(7,951)	(259,247)
Proceeds from disposition of Mexico theatres			126,167
Investment in joint ventures and other	(3,711)	(3,228)	(6,222)
Net cash provided by (used for) investing activities	(328,122)	(253,339)	(364,701)
Financing activities
Dividends paid to parent	(115,225)	(115,000)	(105,150)
Payroll taxes paid as a result of restricted stock withholdings	(4,770)	(9,861)	(3,464)
Repayments of other long-term debt	(8,420)	(9,846)	(9,339)
Proceeds from issuance of notes			530,000
Redemption of senior notes			(461,946)
Net repayments of other long-term debt	(8,420)		(7,866)
Payments on capital leases	(16,513)	(14,035)	(12,015)
Payment of debt issue costs	(6,957)		(9,328)
Purchases of noncontrolling interests			(5,621)
Other	(3,394)	(7,439)	44
Net cash provided by (used for) financing activities	(150,509)	(146,320)	(75,346)
Effect of exchange rate changes on cash and cash equivalents	(26,932)	(15,522)	(11,516)
Increase (decrease) in cash and cash equivalents	(50,338)	38,947	(142,201)
Cash and cash equivalents:
Beginning of year	638,841	599,894	742,095
End of year	588,503	638,841	599,894
Parent Company
Operating activities
Net income	218,532	194,380	149,843
Adjustments to reconcile net income to cash provided by (used for) operating activities	(142,602)	(134,559)	(174,847)
Changes in assets and liabilities	67,253	232,167	115,254
Net cash provided by operating activities	143,183		90,250
Net cash provided by (used for) operating activities		291,988
Investing activities
Additions to theatre properties and equipment	(98,193)	(93,608)	(41,948)
Proceeds from sale of theatre properties and equipment and other	2,737	1,109	21,084
Acquisition of theatre in Brazil		(7,951)	(259,247)
Dividends received from subsidiaries	1,685	1,094	2,633
Intercompany note issuances	(3,500)
Investments in, and loans to, subsidiaries		(1,918)
Investment in joint ventures and other	(518)
Net cash provided by (used for) investing activities	(97,789)	(101,274)	(277,478)
Financing activities
Dividends paid to parent	(115,225)	(115,000)	(105,150)
Repayments of other long-term debt	(8,385)	(7,000)
Proceeds from issuance of notes			530,000
Redemption of senior notes			(461,946)
Net repayments of other long-term debt			(7,000)
Payments on capital leases	(5,389)	(4,082)	(2,910)
Payment of debt issue costs	(6,957)		(9,328)
Intercompany loan proceeds	100,000
Other	2,421	2,808
Net cash provided by (used for) financing activities	(33,535)	(123,274)	(56,334)
Increase (decrease) in cash and cash equivalents	11,859	67,440	(243,562)
Cash and cash equivalents:
Beginning of year	129,505	62,065	305,627
End of year	141,364	129,505	62,065
Subsidiary Guarantors
Operating activities
Net income	181,832	172,296	179,217
Adjustments to reconcile net income to cash provided by (used for) operating activities	39,156	42,620	22,276
Changes in assets and liabilities	(67,850)	(246,598)	(148,810)
Net cash provided by operating activities	153,138		52,683
Net cash provided by (used for) operating activities		(31,682)
Investing activities
Additions to theatre properties and equipment	(121,605)	(52,896)	(74,568)
Proceeds from sale of theatre properties and equipment and other	5,264	98	8,881
Dividends received from subsidiaries	15	8	3,000
Net cash provided by (used for) investing activities	(116,326)	(52,790)	(62,687)
Financing activities
Dividends paid to parent	(1,700)	(700)	(707)
Payroll taxes paid as a result of restricted stock withholdings			(3,464)
Payments on capital leases	(9,120)	(8,000)	(6,892)
Capital contributions and loans from parent		1,918
Other	(4,770)	(9,861)	2,962
Net cash provided by (used for) financing activities	(15,590)	(16,643)	(8,101)
Increase (decrease) in cash and cash equivalents	21,222	(101,115)	(18,105)
Cash and cash equivalents:
Beginning of year	74,643	175,758	193,863
End of year	95,865	74,643	175,758
Subsidiary Non-Guarantors
Operating activities
Net income	91,812	91,664	73,965
Adjustments to reconcile net income to cash provided by (used for) operating activities	43,223	31,874	44,824
Changes in assets and liabilities	23,869	70,284	47,640
Net cash provided by operating activities	158,904		166,429
Net cash provided by (used for) operating activities		193,822
Investing activities
Additions to theatre properties and equipment	(111,928)	(98,201)	(143,154)
Proceeds from sale of theatre properties and equipment and other	1,965	1,338	4,306
Acquisition of theatre in Brazil	(2,651)
Proceeds from disposition of Mexico theatres			126,167
Dividends received from subsidiaries			707
Intercompany note issuances	(100,000)
Investment in joint ventures and other	(3,211)	(3,228)	(6,222)
Net cash provided by (used for) investing activities	(215,825)	(100,091)	(18,196)
Financing activities
Dividends paid to parent		(402)	(5,633)
Repayments of other long-term debt	(35)	(2,846)
Net repayments of other long-term debt			(866)
Payments on capital leases	(2,004)	(1,953)	(2,213)
Purchases of noncontrolling interests			(5,621)
Intercompany loan proceeds	3,518
Other	(1,045)	(386)	(2,918)
Net cash provided by (used for) financing activities	434	(5,587)	(17,251)
Effect of exchange rate changes on cash and cash equivalents	(26,932)	(15,522)	(11,516)
Increase (decrease) in cash and cash equivalents	(83,419)	72,622	119,466
Cash and cash equivalents:
Beginning of year	434,693	362,071	242,605
End of year	351,274	434,693	362,071
Eliminations
Operating activities
Net income	(271,785)	(262,571)	(251,104)
Adjustments to reconcile net income to cash provided by (used for) operating activities	271,785	262,571	251,104
Investing activities
Dividends received from subsidiaries	(1,700)	(1,102)	(6,340)
Intercompany note issuances	103,500
Investments in, and loans to, subsidiaries		1,918
Investment in joint ventures and other	18
Net cash provided by (used for) investing activities	101,818	816	(6,340)
Financing activities
Dividends paid to parent	1,700	1,102	6,340
Capital contributions and loans from parent		(1,918)
Intercompany loan proceeds	(103,518)
Net cash provided by (used for) financing activities	$ (101,818)	$ (816)	$ 6,340